Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk - Interest rate risk [member] - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Hedged item Inflows [Member]
Hedged item
Forecasted cash flows	$ 2,416,306,000	$ 1,235,977,000
Hedged item Outflows [Member]
Hedged item
Forecasted cash flows	(198,386,000)	(134,321,000)
Hedged item Net flows [Member]
Hedged item
Forecasted cash flows	2,217,920,000	1,101,656,000
Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows	198,386,000	134,321,000
Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows	(2,416,306,000)	(1,235,977,000)
Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows	(2,217,920,000)	(1,101,656,000)
Due within 1 year [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows	224,007,000	114,734,000
Due within 1 year [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows	(47,028,000)	(32,238,000)
Due within 1 year [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows	176,979,000	82,496,000
Due within 1 year [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows	47,028,000	32,238,000
Due within 1 year [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows	(224,007,000)	(114,734,000)
Due within 1 year [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows	(176,979,000)	(82,496,000)
Between 1 and 3 years [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows	756,915,000	257,698,000
Between 1 and 3 years [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows	(40,278,000)	(19,702,000)
Between 1 and 3 years [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows	716,637,000	237,996,000
Between 1 and 3 years [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows	40,278,000	19,702,000
Between 1 and 3 years [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows	(756,915)	(257,698,000)
Between 1 and 3 years [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows	(716,637,000)	(237,996,000)
Between 3 and 6 years [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows	806,621,000	457,046,000
Between 3 and 6 years [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows	(67,100,000)	(55,388,000)
Between 3 and 6 years [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows	739,521,000	401,658,000
Between 3 and 6 years [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows	67,100,000	55,388,000
Between 3 and 6 years [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows	(806,621,000)	(457,046,000)
Between 3 and 6 years [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows	(739,521,000)	(401,658,000)
Over 6 years [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows	628,763,000	406,499,000
Over 6 years [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows	(43,980,000)	(26,993,000)
Over 6 years [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows	584,783,000	379,506,000
Over 6 years [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows	43,980,000	26,993,000
Over 6 years [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows	(628,763,000)	(406,499,000)
Over 6 years [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows	$ (584,783,000)	$ (379,506,000)